Income Tax (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax [Abstract]
Schedule of Income Tax Expenses	The income tax expenses for the years ended June 30, 2023, 2022 and 2021 were comprised of the following:
	For the Years Ended June 30,
	2023	2022	2021
Current income tax expense	$83,633	$478,349	$16,875
Deferred income tax expense (benefit)	138,336	(2,115,834)	325,281
Income tax expense (benefit)	$221,969	$(1,637,485)	$342,156

Schedule of Reconciliation Statutory Income Tax Rate and Effective Tax Rate	The reconciliation between the statutory income tax rate and the Company’s effective tax rate is as follows:
	For the Years Ended June 30,
	2023	2022	2021
Statutory tax rate	25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax benefit	(25.36)%	35.21%	(18.74)%
Effect of research and development credits	38.42%	6.66%	(14.21)%
Effect of other non-deductible expenses	(0.84)%	(0.46)%	0.12%
Effect of change in valuation allowance	(40.38)%	(54.92)%	16.40%
Effective tax rate	(3.16)%	11.49%	8.57%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	The principal components of deferred tax assets and deferred tax liabilities are as follows:
	June 30,	June 30,
	2023	2022
Deferred tax assets
Allowance for doubtful accounts receivables and other receivables	$882,397	$1,741,394
Net operating loss carrying forwards	5,517,480	3,744,239
Share-based compensation	1,417,288	1,926,942
Unrealized profit	4,524,838	3,212,027
Total deferred tax assets	12,342,003	10,624,602
Deferred tax liabilities
Intangible assets recognized from acquisition	(712,633)	(209,612)
Less: Valuation allowance	(10,497,506)	(8,430,810)
Deferred tax assets, net	$1,131,864	$1,984,180

Schedule of Valuation Allowance of Deferred Tax Asset	The rollforward of valuation allowance of deferred tax assets is as follows:
	June 30,	June 30,	June 30,
	2023	2022	2021
Balance at beginning of the year	$8,430,810	$919,935	$227,150
Additions of valuation allowance	2,825,896	7,827,672	654,598
Foreign currency translation adjustments	(759,200)	(316,797)	38,187
Balance at end of the year	$10,497,506	$8,430,810	$919,935

Schedule of Cumulative Net Operating Loss	The amount of cumulative net operating loss in 2023 and the year of expiration are as follows:
		Earliest year of
		expiration
	Amount	if not utilized
Tax jurisdiction
PRC	$32,367,350	2024
Hong Kong	$1,354,918	No expiration